UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2619

Date of fiscal year end:	9/30

Date of reporting period:	3/31/26

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report

Pinnacle Multi-Strategy Core Fund - Class A (APSHX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Pinnacle Multi-Strategy Core Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at pinnacledynamicfunds.com/document-center/. You can also request this information by contacting us at (888) 985-9830.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$70	1.37%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$29,192,160
Number of Portfolio Holdings	10
Advisory Fee (net of waivers)	$37,705
Portfolio Turnover	206%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	73.2%
Money Market Funds	26.8%

What did the Fund invest in?

Asset Weighting (% of net assets)

Fixed Income
34.0%
Equity
31.4%
Money Market Funds
24.5%
Mixed Allocation
1.4%
Other Assets in Excess of Liabilities
8.7%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	8.7%
Mixed Allocation	1.4%
Money Market Funds	24.5%
Equity	31.4%
Fixed Income	34.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	34.1%
First American Government Obligations Fund, Class X	24.5%
Pinnacle Focused Opportunities ETF	18.3%
State Street SPDR S&P 500 ETF Trust	8.3%
First Trust Morningstar Dividend Leaders Index Fund	1.4%
Arrow Dow Jones Global Yield ETF	1.3%
State Street SPDR S&P Oil & Gas Exploration & Production ETF	1.0%
State Street Energy Select Sector SPDR ETF	0.9%
State Street Utilities Select Sector SPDR ETF	0.9%
VanEck Semiconductor ETF	0.6%

Pinnacle Multi-Strategy Core Fund - Class A (APSHX)

Semi-Annual Shareholder Report - March 31, 2026

Additional information is available on the Fund's website (pinnacledynamicfunds.com/document-center/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-APSHX

Pinnacle Multi-Strategy Core Fund - Class C (CPSHX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Pinnacle Multi-Strategy Core Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at pinnacledynamicfunds.com/document-center/. You can also request this information by contacting us at (888) 985-9830.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$109	2.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$29,192,160
Number of Portfolio Holdings	10
Advisory Fee (net of waivers)	$37,705
Portfolio Turnover	206%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	73.2%
Money Market Funds	26.8%

What did the Fund invest in?

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	8.7%
Mixed Allocation	1.4%
Money Market Funds	24.5%
Equity	31.4%
Fixed Income	34.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	34.1%
First American Government Obligations Fund, Class X	24.5%
Pinnacle Focused Opportunities ETF	18.3%
State Street SPDR S&P 500 ETF Trust	8.3%
First Trust Morningstar Dividend Leaders Index Fund	1.4%
Arrow Dow Jones Global Yield ETF	1.3%
State Street SPDR S&P Oil & Gas Exploration & Production ETF	1.0%
State Street Energy Select Sector SPDR ETF	0.9%
State Street Utilities Select Sector SPDR ETF	0.9%
VanEck Semiconductor ETF	0.6%

Pinnacle Multi-Strategy Core Fund - Class C (CPSHX)

Semi-Annual Shareholder Report - March 31, 2026

Additional information is available on the Fund's website (pinnacledynamicfunds.com/document-center/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-CPSHX

Pinnacle Multi-Strategy Core Fund - Class I (IPSHX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Pinnacle Multi-Strategy Core Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at pinnacledynamicfunds.com/document-center/. You can also request this information by contacting us at (888) 985-9830.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$57	1.11%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$29,192,160
Number of Portfolio Holdings	10
Advisory Fee (net of waivers)	$37,705
Portfolio Turnover	206%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	73.2%
Money Market Funds	26.8%

What did the Fund invest in?

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	8.7%
Mixed Allocation	1.4%
Money Market Funds	24.5%
Equity	31.4%
Fixed Income	34.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	34.1%
First American Government Obligations Fund, Class X	24.5%
Pinnacle Focused Opportunities ETF	18.3%
State Street SPDR S&P 500 ETF Trust	8.3%
First Trust Morningstar Dividend Leaders Index Fund	1.4%
Arrow Dow Jones Global Yield ETF	1.3%
State Street SPDR S&P Oil & Gas Exploration & Production ETF	1.0%
State Street Energy Select Sector SPDR ETF	0.9%
State Street Utilities Select Sector SPDR ETF	0.9%
VanEck Semiconductor ETF	0.6%

Pinnacle Multi-Strategy Core Fund - Class I (IPSHX)

Semi-Annual Shareholder Report - March 31, 2026

Additional information is available on the Fund's website (pinnacledynamicfunds.com/document-center/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-IPSHX

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Pinnacle Multi-Strategy Core Fund

Class A Shares (APSHX)

Class C Shares (CPSHX)

Class I Shares (IPSHX)

Semi-Annual Financial Statements

and Additional Information

March 31, 2026

PINNACLE MULTI-STRATEGY CORE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 66.8%
	EQUITY - 31.4%
8,120	First Trust Morningstar Dividend Leaders Index Fund	$412,496
148,685	Pinnacle Focused Opportunities ETF(a)	5,345,092
1,520	State Street SPDR S&P Oil & Gas Exploration & Production ETF	276,382
4,510	State Street Energy Select Sector SPDR ETF	276,283
3,735	State Street SPDR S&P 500 ETF Trust	2,429,020
5,950	State Street Utilities Select Sector SPDR ETF	273,045
420	VanEck Semiconductor ETF	161,028
		9,173,346
	FIXED INCOME - 34.0%
108,525	State Street SPDR Bloomberg 1-3 Month T-Bill ETF	9,945,231

	MIXED ALLOCATION - 1.4%
28,925	Arrow Dow Jones Global Yield ETF	397,719

	TOTAL EXCHANGE-TRADED FUNDS (Cost $17,061,044)	19,516,296

	SHORT-TERM INVESTMENTS — 24.5%
	MONEY MARKET FUND - 24.5%
7,141,537	First American Government Obligations Fund, Class X, 3.57% (Cost $7,141,537)(b)	7,141,537

	TOTAL INVESTMENTS - 91.3% (Cost $24,202,581)	$26,657,833
	OTHER ASSETS IN EXCESS OF LIABILITIES - 8.7%	2,534,327
	NET ASSETS - 100.0%	$29,192,160

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor’s Depositary Receipt

(a)	Affiliated security
(b)	Rate disclosed is the seven-day effective yield as of March 31, 2026.

See Accompanying Notes to Financial Statements

Pinnacle Multi-Strategy Core Fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2026

ASSETS
Investment Securities:
At cost (including affiliated security of $3,141,196)	$24,202,581
At value (including affiliated security of $5,345,092)	26,657,833
Receivable for securities sold	2,529,481
Dividends and interest receivable	25,255
Prepaid expenses and other assets	18,343
TOTAL ASSETS	29,230,912

LIABILITIES
Distribution (12b-1) fees payable	8,708
Investment advisory fees payable	6,730
Payable to related parties	6,597
Payable for Fund shares repurchased	50
Accrued expenses and other liabilities	16,667
TOTAL LIABILITIES	38,752
NET ASSETS	$29,192,160

Net Assets Consist Of:
Paid in capital	$24,616,468
Accumulated earnings	4,575,692
NET ASSETS	$29,192,160

Net Asset Value Per Share:
Class A Shares:
Net Assets	$6,564,566
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	460,027
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$14.27
Maximum offering price per share (maximum sales charge of 5.75%)	$15.14

Class C Shares:
Net Assets	$9,133,854
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	691,266
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$13.21

Class I Shares:
Net Assets	$13,493,740
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	927,898
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$14.54

(a)	Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%.

See Accompanying Notes to Financial Statements.

Pinnacle Multi-Strategy Core Fund

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended March 31, 2026

INVESTMENT INCOME
Dividends (including income on affiliated security of $110,509)	$248,278
Interest	121,933
TOTAL INVESTMENT INCOME	370,211

EXPENSES
Investment advisory fees	160,712
Distribution (12b-1) fees:
Class A	8,436
Class C	47,060
Registration fees	24,932
Transfer agent fees	22,206
Administrative services fees	22,189
Compliance officer fees	11,927
Accounting services fees	11,530
Trustees fees and expenses	10,110
Audit fees	9,848
Legal fees	9,810
Third party administrative servicing fees	6,225
Printing and postage expenses	6,035
Custodian fees	2,526
Insurance expense	1,596
Other expenses	2,194
TOTAL EXPENSES	357,336
Less: Fees waived by the adviser for affiliated holding	(20,224)
Less: Fees waived / expenses reimbursed by the adviser	(102,783)
NET EXPENSES	234,329
NET INVESTMENT INCOME	135,882

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions (including gain on affiliated security of $2,181,375)	4,203,840
Distributions of capital gains from underlying investment companies	236,982
4,440,822
Net change in unrealized deppreciation on investments (including loss on affiliated security of $613,933)	(2,814,004)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,626,818

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,762,700

See Accompanying Notes to Financial Statements.

Pinnacle Multi-Strategy Core Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
FROM OPERATIONS
Net investment income	$135,882	$964,196
Net realized gain from security transactions	4,440,822	142,523
Net change in unrealized appreciation (depreciation) on investments	(2,814,004)	1,858,498
Net increase in net assets resulting from operations	1,762,700	2,965,217

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(200,010)	(358,459)
Class C	(281,997)	(449,328)
Class I	(552,369)	(1,353,641)
Net decrease in net assets resulting from distributions to shareholders	(1,034,376)	(2,161,428)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	14,535	64,869
Class C	31,044	51,106
Class I	1,024,979	648,081
Net asset value of shares issued in reinvestment of distributions:
Class A	195,446	351,080
Class C	279,240	445,389
Class I	551,642	1,349,578
Payments for shares redeemed:
Class A	(642,220)	(1,182,738)
Class C	(741,845)	(1,453,676)
Class I	(7,407,335)	(9,717,219)
Redemption fee proceeds:
Class A	5	27
Class C	6	37
Class I	10	97
Net decrease in net assets resulting from shares of beneficial interest	(6,694,493)	(9,443,369)

TOTAL DECREASE IN NET ASSETS	(5,966,169)	(8,639,580)

NET ASSETS
Beginning of Period	35,158,329	43,797,909
End of Period	$29,192,160	$35,158,329

See Accompanying Notes to Financial Statements.

Pinnacle Multi-Strategy Core Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
SHARE ACTIVITY
Class A:
Shares Sold	1,027	5,127
Shares Reinvested	14,051	26,985
Shares Redeemed	(44,435)	(92,121)
Net decrease in shares of beneficial interest outstanding	(29,357)	(60,009)

Class C:
Shares Sold	2,322	4,323
Shares Reinvested	21,630	36,627
Shares Redeemed	(55,495)	(123,154)
Net decrease in shares of beneficial interest outstanding	(31,543)	(82,204)

Class I:
Shares Sold	70,770	47,766
Shares Reinvested	38,930	101,932
Shares Redeemed	(524,058)	(771,694)
Net decrease in shares of beneficial interest outstanding	(414,358)	(621,996)

See Accompanying Notes to Financial Statements.

Pinnacle Multi-Strategy Core Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year Presented

Class A	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025		Year Ended September 30, 2024		Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of period/year	$13.90		$13.27		$10.95		$10.11	$13.48	$11.84

Activity from investment operations:
Net investment income (loss)(1)(5)	0.07		0.30		0.01		0.04	(0.04)	(0.07)
Net realized and unrealized gain (loss) on investments	0.73		1.00		2.31		0.80	(1.31)	1.71
Total from investment operations	0.80		1.30		2.32		0.84	(1.35)	1.64

Less distributions from:
Net investment income	(0.03)		(0.32)		-		-	-	-
Net realized gains	(0.40)		(0.35)		-		-	(2.02)	-
Total distributions	(0.43)		(0.67)		-		-	(2.02)	-

Paid-in-Capital From Redemption Fees(1)(6)	0.00		0.00		0.00		0.00	0.00	0.00

Net Asset Value, at end of period/year	$14.27		$13.90		$13.27		$10.95	$10.11	$13.48

Total return(2)	5.86	%(10)	10.12%		21.19%		8.31%	(12.74)%	13.85	%(7)

Net assets, at end of period/year (000s)	$6,565		$6,802		$7,289		$6,711	$7,947	$11,864

Ratio of gross expenses to average net assets(3)(4)	2.13	%(9)	2.01%		1.98%		2.08%	1.84%	1.67%
Ratio of net expenses to average net assets(4)	1.37	%(8)(9)	1.38	%(8)	1.37	%(8)	1.49%	1.49%	1.49%
Ratio of net investment income (loss) to average net assets(4)(5)	0.94	%(8)(9)	2.33	%(8)	0.00	%(8)	0.36%	(0.33%)	(0.48%)
Portfolio Turnover Rate	206	%(10)	350%		424%		512%	1127%	551%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period/year.
(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived fees and/or reimbursed a portion of its expenses, total returns would have been lower.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.
(4)	Does not include the expenses of other investment companies in which the Fund invests.
(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.
(6)	Amount represents less than $0.01 per share.
(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(8)	Includes fees waived by the adviser for affiliated holding. The impact of the affiliated holding waiver is 0.12%, 0.11% and 0.12% for the period/year ended March 31, 2026, September 30, 2025 and September 30, 2024, respectively.
(9)	Annualized.
(10)	Not annualized.

See Accompanying Notes to Financial Statements.

Pinnacle Multi-Strategy Core Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year Presented

Class C	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025		Year Ended September 30, 2024		Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of period/year	$12.92		$12.38		$10.29		$9.57	$12.95	$11.46

Activity from investment operations:
Net investment income (loss)(1)(5)	0.01		0.19		(0.09)		(0.04)	(0.12)	(0.16)
Net realized and unrealized gain (loss) on investments	0.68		0.92		2.18		0.76	(1.24)	1.65
Total from investment operations	0.69		1.11		2.09		0.72	(1.36)	1.49

Less distributions from:
Net investment income	-		(0.22)		-		-	-	-
Net realized gains	(0.40)		(0.35)		-		-	(2.02)	-
Total distributions	(0.40)		(0.57)		-		-	(2.02)	-

Paid-in-Capital From Redemption Fees(1)(6)	0.00		0.00		0.00		0.00	0.00	0.00

Net Asset Value, at end of period/year	$13.21		$12.92		$12.38		$10.29	$9.57	$12.95

Total return(2)	5.43	%(10)	9.28%		20.31%		7.52%	(13.42)%	13.00	%(7)

Net assets, at end of period/year (000s)	$9,134		$9,337		$9,962		$9,219	$9,951	$13,781

Ratio of gross expenses to average net assets(3)(4)	2.89	%(9)	2.76%		2.73%		2.83%	2.60%	2.42%
Ratio of net expenses to average net assets(4)	2.12	%(8)(9)	2.13	%(8)	2.12	%(8)	2.24%	2.24%	2.24%
Ratio of net investment income (loss) to average net assets(4)(5)	0.20	%(8)(9)	1.61	%(8)	(0.75	%)(8)	(0.42%)	(1.08%)	(1.24)%
Portfolio Turnover Rate	206	%(10)	350%		424%		512%	1127%	551%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period/year.
(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived fees and/or reimbursed a portion of its expenses, total returns would have been lower.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.
(4)	Does not include the expenses of other investment companies in which the Fund invests.
(5)	Recognition of net investment loss by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.
(6)	Amount represents less than $0.01 per share.
(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(8)	Includes fees waived by the adviser for affiliated holding. The impact of the affiliated holding waiver is 0.12%, 0.11% and 0.12% for the period/year ended March 31, 2026, September 30, 2025 and September 30, 2024, respectively.
(9)	Annualized.
(10)	Not annualized.

See Accompanying Notes to Financial Statements.

Pinnacle Multi-Strategy Core Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year Presented

Class I	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025		Year Ended September 30, 2024		Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of period/year	$14.17		$13.51		$11.12		$10.24	$13.60	$11.92

Activity from investment operations:
Net investment income (loss)(1)(5)	0.09		0.39		0.04		0.07	(0.01)	(0.03)
Net realized and unrealized gain (loss) on investments	0.74		0.97		2.35		0.81	(1.33)	1.71
Total from investment operations	0.83		1.36		2.39		0.88	(1.34)	1.68

Less distributions from:
Net investment income	(0.06)		(0.35)		-		-	-	-
Net realized gains	(0.40)		(0.35)		-		-	(2.02)	-
Total distributions	(0.46)		(0.70)		-		-	(2.02)	-

Paid-in-Capital From Redemption Fees(1)(6)	0.00		0.00		0.00		0.00	0.00	0.00

Net Asset Value, at end of period/year	$14.54		$14.17		$13.51		$11.12	$10.24	$13.60

Total return(2)	5.98	%(10)	10.44%		21.49%		8.59%	(12.55)%	14.09	%(7)

Net assets, at end of period/year (000s)	$13,494		$19,020		$26,546		$15,137	$19,118	$40,798

Ratio of gross expenses to average net assets(3)(4)	1.88	%(9)	1.75%		1.72%		1.83%	1.56%	1.42%
Ratio of net expenses to average net assets(4)	1.11	%(8)(9)	1.12	%(8)	1.12	%(8)	1.24%	1.24%	1.24%
Ratio of net investment income (loss) to average net assets(4)(5)	1.19	%(8)(9)	2.97	%(8)	0.28	%(8)	0.62%	(0.12%)	(0.24)%
Portfolio Turnover Rate	206	%(10)	350%		424%		512%	1127%	551%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period/year.
(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived fees and/or reimbursed a portion of its expenses, total returns would have been lower.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.
(4)	Does not include the expenses of other investment companies in which the Fund invests.
(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.
(6)	Amount represents less than $0.01 per share.
(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(8)	Includes fees waived by the adviser for affiliated holding. The impact of the affiliated holding waiver is 0.13%, 0.12% and 0.12% for the period/year ended March 31, 2026, September 30, 2025 and September 30, 2024, respectively.
(9)	Annualized.
(10)	Not annualized.

See Accompanying Notes to Financial Statements.

PINNACLE MULTI-STRATEGY CORE FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2026

1.	ORGANIZATION

The Pinnacle Multi-Strategy Core Fund (the “Fund”) is a series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011. The Fund is a diversified series of the Trust. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the Fund is to seek high total return with reasonable risk. The Fund commenced operations on October 1, 2015. The Fund is a “fund of funds” in that the Fund will generally invest in other investment companies.

The Fund currently offers Class A, Class C and Class I shares. Class C and Class I shares are offered at net asset value (“NAV”). Class A shares are offered at NAV plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including Accounting Standards Update 2013-08.

Segment Reporting – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement – The Fund adopted FASB ASU 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax

PINNACLE MULTI-STRATEGY CORE FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2026

disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in ASU 2023-09 are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined or, in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to the adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security

PINNACLE MULTI-STRATEGY CORE FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2026

using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Cash and Cash Equivalents – Cash and cash equivalents includes cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank or other financial institution, rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying funds are valued at their respective NAVs as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of trustees of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety

PINNACLE MULTI-STRATEGY CORE FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2026

of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2026 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$19,516,296	$-	$-	$19,516,296
Short-Term Investments	7,141,537		-	7,141,537
Total	$26,657,833	$-	$-	$26,657,833

The Fund did not hold any Level 2 and Level 3 securities during the period.

*	Refer to the Schedule of Investments for classification by asset class.

Security Transactions and Related Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities using the effective interest method.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results from operations, or net asset value per share of the Fund. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained

PINNACLE MULTI-STRATEGY CORE FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2026

assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years of 2023 through 2025, or expected to be taken in the Fund’s September 30, 2026 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended March 31, 2026, the Fund did not incur any interest or penalties.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively managed or represent a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which they invest, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2026 cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. government securities, amounted to $52,625,248 and $66,217,705, respectively.

4.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund. For the six months ended March 31, 2026, $21 in redemption fees was paid to the Fund.

PINNACLE MULTI-STRATEGY CORE FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2026

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Pinnacle Family Advisors, LLC serves as the Fund’s investment adviser (the “Adviser”).

Pursuant to an advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Fund, paid monthly. For the six months ended March 31, 2026, the Fund incurred $160,712 in advisory fees.

Pursuant to Rule 12d1-4, the Fund invested a portion of its assets in the Pinnacle Focused Opportunities ETF (“FCUS”). The Adviser has agreed to waive its net advisory fee (after expense limitation agreement waiver) on the portion of the Fund’s assets that are invested in FCUS. For the six months ended March 31, 2026, the Fund waived $20,224 in advisory fees pursuant to this agreement.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until August 1, 2027, to waive a portion of its advisory fees and reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding: (i) any front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) borrowing costs such as interest and dividend expenses on securities sold short, (v) taxes, or (vi) extraordinary expenses, such as litigation expenses (which may not include indemnification of Fund of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Adviser))), do not exceed 1.49% per annum of Class A average daily net assets, 2.24% per annum for Class C average daily net assets, and 1.24% per annum for Class I average daily net assets for the Fund (the “expense limitation”).

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s operating expenses attributable to Class A, Class C and Class I shares are subsequently less than the expense limitation, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the lesser of the expense limitation in place at the time of the waiver or at the time of the reimbursement. If the operating expenses attributable to the Class A, Class C and Class I shares subsequently exceed the expense limitation then in place or in place at time of waiver, the reimbursements shall be suspended. The Adviser may seek recoupment only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement only on 60 days’ notice to the Adviser. For the six months ended March 31, 2026, the Adviser waived and/or reimbursed $102,783 for the Fund in advisory fees or expenses pursuant to the Waiver Agreement.

As of September 30, 2025, the following amounts are subject to recapture by the Adviser by September 30 of the following years:

PINNACLE MULTI-STRATEGY CORE FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2026

2026	2027	2028
$200,003	$200,553	$195,343

Distributor – The Trust, on behalf of the Fund, has adopted the Trust’s Class A and Class C Master Distribution and Shareholder Servicing Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Fund up to an annual rate of 0.25% and 1.00% of the average daily net assets attributable to Class A shares and Class C shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. Pursuant to the Plans, the Fund incurred distribution fees during the six months ended March 31, 2026 as follows:

Class A	Class C
$8,436	$47,060

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the six months ended March 31, 2026, the Distributor received $758 from front-end sales charge of which $109 was retained by the principal underwriter or other affiliated broker-dealers for the Fund’s Class A shares.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to each Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

6.	INVESTMENT IN AFFILIATED COMPANY

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities or are affiliated through common management. The company which is an affiliate of the Fund as of March 31, 2026 is noted in the Fund’s Schedule of Investments. Transactions with the affiliated company during the six months ended March 31, 2026 were as follows:

PINNACLE MULTI-STRATEGY CORE FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2026

Affiliated Holding	Value - Beginning of Year	Purchases	Sales Proceeds	Realized Gain	Change in Unrealized loss	Dividend Income	Value - End of Year	Ending Shares
Pinnacle Focused Opportunities ETF	$8,641,075	$1,349,226	$(6,212,652)	$2,181,375	$(613,932)	$110,509	$5,345,092	148,685

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. Persons controlling the Fund can determine the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the advisory agreement with the Adviser. As of March 31, 2026, the following held in excess of 25% of the voting securities of the Fund listed, for the sole benefit of customers and may be deemed to control the Fund:

Shareholder	Percentage of Voting Securities as of March 31, 2026
LPL Financial	40.4%

8.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at March 31, 2026, were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$24,593,327	$2,066,567	$(2,061)	$2,064,506

9.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended September 30, 2025 and September 30, 2024 was as follows:

	Fiscal Year Ended September 30, 2025	Fiscal Year Ended September 30, 2024
Ordinary Income	$1,241,951	$-
Long-Term Capital Gain	919,477	-
	$2,161,428	$-

PINNACLE MULTI-STRATEGY CORE FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2026

As of September 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/ (Accumulated Deficit)
$42,334	$-	$(248,947)	$(824,529)	$-	$4,878,510	$3,847,368

The difference between book basis and tax basis accumulated net realized losses, and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on was sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $129,895.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $119,052.

During the fiscal year ended September 30, 2025, the Fund utilized capital loss carry forwards to offset current year capital gains of $141,535. As a result of the acquisition of another fund during the fiscal year ended September 30, 2020, the Fund acquired short-term capital loss carryover, of which, at September 30, 2025, $824,529 is available to offset future capital gains, subject to annual limitation of $141,535 under the tax rules.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-888-985-9830, by visiting www.pinnacledynamicfunds.com, or by referring to the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

PINNACLE MULTI-STRATEGY CORE FUND

ADDITIONAL INFORMATION (Unaudited)

March 31, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Not applicable

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Northern Lights Fund Trust III

By (Signature and Title)	/s/ Brian Curley
Brian Curley, Principal Executive Officer/President

Date	6/2/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian Curley
Brian Curley, Principal Executive Officer/President

Date	6/2/26

By (Signature and Title)	/s/ Rich Gleason
Rich Gleason, Principal Financial Officer/Treasurer

Date	6/2/26